Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.7%
4,104	iShares 20+ Year Treasury Bond ETF	$420,455	2.7
1,605	iShares Russell 2000 ETF	264,696	1.7
5,314	Schwab U.S. TIPS ETF	275,265	1.7
4,947	Vanguard Russell 1000 Growth ETF	268,177	1.7
1,859	Vanguard S&P 500 ETF	610,310	3.9

	Total Exchange-Traded Funds
	(Cost $2,143,450)	1,838,903	11.7

MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 88.0%
109,725	Voya Global Bond Fund - Class R6	772,462	4.9
122,111	Voya High Yield Bond Fund - Class R6	794,941	5.1
386,358	Voya Intermediate Bond Fund - Class R6	3,276,319	20.9
39,421	Voya MidCap Opportunities Portfolio - Class R6	154,923	1.0
17,723	Voya Multi-Manager Mid Cap Value Fund - Class I	149,934	0.9
384,851	Voya Short Term Bond Fund - Class R6	3,540,626	22.6
87,891	Voya U.S. High Dividend Low Volatility Fund - Class R6	888,575	5.7
261,117	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,428,388	15.5
63,872	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,527,820	9.7
4,559	VY® T. Rowe Price Growth Equity Portfolio - Class I	273,750	1.7

	Total Mutual Funds
	(Cost $16,135,414)	13,807,738	88.0

	Total Investments in Securities (Cost $18,278,864)	$15,646,641	99.7
	Assets in Excess of Other Liabilities	43,754	0.3
	Net Assets	$15,690,395	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,838,903	$–	$–	$1,838,903
Mutual Funds	13,807,738	–	–	13,807,738
Total Investments, at fair value	$15,646,641	$–	$–	$15,646,641

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$874,620	$266,776	$(174,524)	$(194,410)	$772,462	$23,848	$(14,575)	$-
Voya High Yield Bond Fund - Class R6	2,319,172	287,657	(1,532,426)	(279,462)	794,941	42,219	47,631	-
Voya Intermediate Bond Fund - Class R6	3,267,297	2,158,225	(1,680,898)	(468,305)	3,276,319	71,891	(190,903)	-
Voya MidCap Opportunities Portfolio - Class R6	168,349	188,472	(113,703)	(88,195)	154,923	-	(66,812)	104,209
Voya Multi-Manager International Equity Fund - Class I	173,275	33,372	(225,964)	19,317	-	-	(49,024)	-
Voya Multi-Manager International Factors Fund - Class I	352,453	74,878	(436,512)	9,181	-	-	(75,756)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	182,839	46,708	(38,001)	(41,612)	149,934	-	3,955	-
Voya Short Term Bond Fund - Class R6	2,992,574	2,176,264	(1,447,534)	(180,678)	3,540,626	44,175	(53,230)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	368,389	889,818	(272,979)	(96,653)	888,575	5,815	(40,651)	-
Voya U.S. Stock Index Portfolio - Class I	733,232	61,318	(758,045)	(36,505)	-	-	(21,184)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,726,672	743,471	(581,933)	(459,822)	2,428,388	23,528	7,157	118,355
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,788,093	634,652	(391,934)	(502,991)	1,527,820	1,219	22,487	192,600
VY® T. Rowe Price Growth Equity Portfolio - Class I	262,989	306,742	(191,324)	(104,657)	273,750	-	(58,597)	42,119
	$16,209,954	$7,868,353	$(7,845,777)	$(2,424,792)	$13,807,738	$212,695	$(489,502)	$457,283

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $18,413,373.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(2,766,732)
Net Unrealized Depreciation	$(2,766,732)